Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000101771 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101771 [Member] | FPT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101771 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101771 [Member] | Vista Energy SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101771 [Member] | Titagarh Rail System Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101771 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101771 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101771 [Member] | GMR Airports Infrastructure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | Cury Construtora e Incorporadora SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | LIG Nex1 Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101771 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000101771 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000101771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000101771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000101771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101771 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101771 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101771 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101771 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101771 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101771 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101771 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000101771 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101771 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101771 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000101771 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101771 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176647 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176647 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176647 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176647 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176647 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000176647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000176647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176647 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176647 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000176647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000176647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000176647 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000176647 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176647 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176647 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176647 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249377 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249377 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249377 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249377 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249377 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249377 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249377 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249377 [Member] | Alcon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249377 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000249377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000249377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000249377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000249377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249377 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000249377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000249377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249377 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249377 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249377 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249377 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249377 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000249377 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000249377 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249377 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249377 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050883 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050883 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050883 [Member] | Indra Sistemas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | DO And CO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | DOF Group ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | SUESS MicroTec SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Comet Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050883 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000050883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000050883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000050883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000050883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050883 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050883 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050883 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000050883 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050883 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050883 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000050883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000050883 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000050883 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000050883 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050883 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132648 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132648 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132648 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132648 [Member] | Camtek Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000132648 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000132648 [Member] | Veeco Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000132648 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000132648 [Member] | Xenon Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132648 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132648 [Member] | Arlo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132648 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000132648 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000132648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000132648 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132648 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000132648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000132648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000132648 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132648 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190956 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190956 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190956 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190956 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190956 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190956 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190956 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190956 [Member] | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190956 [Member] | PetroChina Co Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190956 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000190956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000190956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000190956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190956 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190956 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000190956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000190956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000190956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000190956 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000190956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000190956 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005025 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 5 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005025 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005025 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005025 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005025 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005025 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005025 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005025 [Member] | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005025 [Member] | PetroChina Co Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005025 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000005025 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000005025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005025 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005025 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000005025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005025 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005025 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005025 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005025 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005025 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005025 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000124893 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124893 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124893 [Member] | Exchange Traded Funds Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000124893 [Member] | Corporate Bonds Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000124893 [Member] | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000124893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000190999 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190999 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190999 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190999 [Member] | Camtek Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190999 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190999 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | BellRing Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190999 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190999 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190999 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000190999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000190999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000190999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190999 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000190999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190999 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000190999 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190999 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190999 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190998 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190998 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190998 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190998 [Member] | Camtek Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190998 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190998 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | BellRing Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190998 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190998 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190998 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000190998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000190998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000190998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190998 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000190998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190998 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000190998 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190998 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190998 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219126 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219126 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219126 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219126 [Member] | Camtek Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219126 [Member] | BellRing Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219126 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219126 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219126 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219126 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219126 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219126 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219126 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000219126 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000219126 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219126 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219126 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000219126 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000219126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219126 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.70%